Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Research and Development Expenses
Clinical trial related costs	$ 55,728	$ 94,909
Personnel compensation and related costs	36,858	45,410
Other research and development expenses	2,670	4,314
Research and development expenses	$ 95,256	$ 144,633